Segmented Information - Reconciliation Of Segment Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 5,495.0	$ 4,256.7
Utilities
Revenues	2,564.2	1,752.6
Midstream
Revenues	1,574.3	1,344.6
Power
Revenues	1,356.3	1,162.0
Corporate
Revenues	0.2	(2.5)
Operating Segments
Revenues	5,539.4	4,369.2
Operating Segments | Utilities
Revenues	2,590.8	1,765.6
Operating Segments | Midstream
Revenues	1,581.2	1,435.0
Operating Segments | Power
Revenues	1,367.2	1,171.0
Operating Segments | Corporate
Revenues	0.2	(2.4)
Intersegment revenue
Revenues	(44.4)	(112.5)
Intersegment revenue | Utilities
Revenues	(26.6)	(13.0)
Intersegment revenue | Midstream
Revenues	(6.9)	(90.4)
Intersegment revenue | Power
Revenues	(10.9)	(9.0)
Intersegment revenue | Corporate
Revenues	$ 0.0	$ (0.1)